CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2015 $ / shares shares
Statement of Financial Position
Common Stock, par or stated value | $ / shares	$ 0.0001
Common Stock, shares authorized	100,000,000
Common Stock, shares issued	19,437,236
Common Stock, shares outstanding	19,437,236
Preferred Stock, par or stated value | $ / shares	$ 0.0001
Preferred Stock, shares authorized	400,000
Preferred Stock, shares issued
Preferred Stock, shares outstanding